RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - Summary of right-of-use liabilities $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Summary of right-of-use liabilities [Abstract]
Balance, January 1	$ 1,327
Balance, June 30	1,541
Additions	468
Revision to IBR	(85)
Interest expense	36
Repayments	$ (205)